Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Rental and utility deposit	$ 23	$ 23
Advance to suppliers	5	129
Prepayment	404	429
Dividend receivable	196	164
Others	600	404
Total prepaid expenses and other current assets	$ 1,228	$ 1,149